Dec. 01, 2021
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: CONSERVATIVE FUND
Strategic Allocation: Conservative Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 26 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.11%	0.91%	1.36%	2.11%	1.61%	0.91%	0.76%
Fee Waiver[3,4]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$304	$541	$1,220
I Class	$65	$241	$433	$985
A Class	$679	$936	$1,211	$1,995
C Class	$186	$614	$1,067	$2,127
R Class	$136	$460	$807	$1,785
R5 Class	$65	$241	$433	$985
R6 Class	$49	$193	$350	$806

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	49%	6%
Operating Range	39-51%	38-55%	2-20%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of other affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks
•Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.
•Fund of Funds Risk — The fund’s performance and risks also reflect the performance and risks of the underlying funds in which it invests.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.
•“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.
•Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.
•Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
•Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities located in developed foreign countries.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (Q2 2020): 12.15%            Lowest Performance Quarter (Q1 2020): -10.77%

As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 6.15%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	13.35%	7.86%	6.65%	—	02/15/1996
Return After Taxes on Distributions	12.09%	6.25%	5.15%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	8.42%	5.80%	4.97%	—	02/15/1996
I Class Return Before Taxes	13.58%	8.07%	6.86%	—	08/01/2000
A Class Return Before Taxes	6.66%	6.33%	5.74%	—	10/02/1996
C Class[1] Return Before Taxes	12.14%	6.78%	5.75%	—	09/30/2004
R Class Return Before Taxes	12.83%	7.31%	6.12%	—	03/31/2005
R5 Class[2] Return Before Taxes	13.55%	8.09%	6.87%	—	04/10/2017
R6 Class Return Before Taxes	13.75%	8.23%	—	6.80%	07/26/2013
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.51%	4.43%	3.84%	—	—
Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.54%	1.13%	0.59%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: CONSERVATIVE FUND | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: MODERATE FUND
Strategic Allocation: Moderate Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 26 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.90%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.25%	1.05%	1.50%	2.25%	1.75%	1.05%	0.90%
Fee Waiver[3,4]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$326	$585	$1,326
I Class	$65	$263	$477	$1,094
A Class	$679	$956	$1,252	$2,092
C Class	$186	$635	$1,109	$2,225
R Class	$136	$481	$851	$1,886
R5 Class	$65	$263	$477	$1,094
R6 Class	$49	$215	$395	$916

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	32%	4%
Operating Range	53-73%	21-41%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of other affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks
•Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.
•Fund of Funds Risk — The fund’s performance and risks also reflect the performance and risks of the underlying funds in which it invests.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.
•“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.
•Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
•Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
•Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com. Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (Q2 2020): 15.96%        Lowest Performance Quarter (Q1 2020): -15.25%

As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.19%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	16.21%	9.94%	8.24%	—	02/15/1996
Return After Taxes on Distributions	14.60%	7.66%	6.26%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	10.31%	7.37%	6.18%	—	02/15/1996
I Class Return Before Taxes	16.43%	10.16%	8.45%	—	08/01/2000
A Class Return Before Taxes	9.19%	8.38%	7.33%	—	10/02/1996
C Class[1] Return Before Taxes	14.97%	8.85%	7.33%	—	10/02/2001
R Class Return Before Taxes	15.62%	9.40%	7.70%	—	08/29/2003
R5 Class[2] Return Before Taxes	16.24%	10.15%	8.45%	—	04/10/2017
R6 Class Return Before Taxes	16.64%	10.34%	—	8.50%	07/26/2013
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.51%	4.43%	3.84%	—	—
Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.54%	1.13%	0.59%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: MODERATE FUND | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: AGGRESSIVE FUND
Strategic Allocation: Aggressive Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 26 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.33%	1.13%	1.58%	2.33%	1.83%	1.13%	0.98%
Fee Waiver[3,4]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver	0.79%	0.59%	1.04%	1.79%	1.29%	0.59%	0.44%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$81	$332	$603	$1,376
I Class	$60	$269	$495	$1,144
A Class	$675	$962	$1,269	$2,138
C Class	$182	$642	$1,126	$2,270
R Class	$132	$488	$868	$1,933
R5 Class	$60	$269	$495	$1,144
R6 Class	$45	$222	$414	$968

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	79%	20%	1%
Operating Range	60-90%	10-30%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
To gain exposure to certain investment disciplines and categories, the fund may invest in varying combinations of other affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).
Responsibility for research, stock selection and portfolio construction for other portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks
•Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.
•Fund of Funds Risk — The fund’s performance and risks also reflect the performance and risks of the underlying funds in which it invests.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.
•“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.
•Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.
•Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.
•Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
•Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (Q2 2020): 19.13%        Lowest Performance Quarter (Q1 2020): -18.47%

As of September 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.98%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	18.39%	11.47%	9.39%	—	02/15/1996
Return After Taxes on Distributions	16.40%	9.03%	7.26%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	11.87%	8.58%	7.10%	—	02/15/1996
I Class Return Before Taxes	18.50%	11.70%	9.60%	—	08/01/2000
A Class Return Before Taxes	11.25%	9.90%	8.48%	—	10/02/1996
C Class[1] Return Before Taxes	17.13%	10.38%	8.46%	—	11/27/2001
R Class Return Before Taxes	17.74%	10.92%	8.85%	—	03/31/2005
R5 Class[2] Return Before Taxes	18.64%	11.71%	9.61%	—	04/10/2017
R6 Class Return Before Taxes	18.75%	11.85%	—	9.83%	07/26/2013
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.51%	4.43%	3.84%	—	—
Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.54%	1.13%	0.59%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: AGGRESSIVE FUND | A CLASS
Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.